UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Oak Ridge Dividend Growth Fund
(Class A:  ORDAX)
(Class I:  ORDNX)

Oak Ridge Growth Opportunity Fund
 (Class A:  OGOAX)
(Class I:  OGOIX)

SEMI-ANNUAL REPORT
November 30, 2013

Oak Ridge Dividend Growth Fund
Oak Ridge Growth Opportunity Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Oak Ridge Dividend Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Oak Ridge Growth Opportunity Fund
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Supplemental Information	23
Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	COMMUNICATIONS – 3.8%
233	Verizon Communications, Inc.	$11,562

	CONSUMER DISCRETIONARY – 10.3%
125	Home Depot, Inc.	10,084
101	McDonald's Corp.	9,834
50	VF Corp.	11,729
		31,647
	CONSUMER STAPLES – 15.2%
195	Coca-Cola Co.	7,837
162	CVS Caremark Corp.	10,847
66	Kraft Foods Group, Inc.	3,506
198	Mondelez International, Inc. - Class A	6,639
86	PepsiCo, Inc.	7,264
124	Procter & Gamble Co.	10,443
		46,536
	ENERGY – 7.6%
95	Chevron Corp.	11,632
124	Exxon Mobil Corp.	11,591
		23,223
	FINANCIALS – 12.3%
146	Aflac, Inc.	9,690
46	BlackRock, Inc.	13,926
249	JPMorgan Chase & Co.	14,248
		37,864
	HEALTH CARE – 11.5%
171	Cardinal Health, Inc.	11,047
141	Johnson & Johnson	13,347
156	Roche Holding A.G. - ADR	10,928
		35,322
	INDUSTRIALS – 16.4%
118	Boeing Co.	15,841
143	Emerson Electric Co.	9,580
162	Illinois Tool Works, Inc.	12,892
107	United Technologies Corp.	11,862
		50,175
	MATERIALS – 2.7%
66	Praxair, Inc.	8,333

	TECHNOLOGY – 17.1%
27	Apple, Inc.	15,014

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
134	Automatic Data Processing, Inc.	$10,723
294	Intel Corp.	7,009
217	Microsoft Corp.	8,274
156	QUALCOMM, Inc.	11,478
		52,498
	TOTAL COMMON STOCKS (Cost $266,833)	297,160

	SHORT-TERM INVESTMENTS – 6.9%
21,148	Fidelity Institutional Government Portfolio, 0.01%	21,148

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,148)	21,148

	TOTAL INVESTMENTS – 103.8% (Cost $287,981)	318,308
	Liabilities in Excess of Other Assets – (3.8)%	(11,562)

	TOTAL NET ASSETS – 100.0%	$306,746

ADR – American Depository Receipt

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	17.1%
Industrials	16.4%
Consumer Staples	15.2%
Financials	12.3%
Health Care	11.5%
Consumer Discretionary	10.3%
Energy	7.6%
Communications	3.8%
Materials	2.7%
Total Common Stocks	96.9%
Short-Term Investments	6.9%
Total Investments	103.8%
Liabilities in Excess of other assets	(3.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $287,981)	$318,308
Receivables:
Dividends and interest	914
Due from Advisor	2,392
Prepaid expenses	229
Prepaid offering costs	15,360
Total assets	337,203

Liabilities:
Payables:
Shareholder Servicing fees (Note 7)	113
Distribution fees - Class A (Note 6)	3
Auditing fees	7,359
Transfer agent fees and expenses	7,162
Fund accounting fees	6,717
Administration fees	4,677
Trustees' fees and expenses	774
Custody fees	273
Chief Compliance Officer fees	106
Accrued other expenses	3,273
Total liabilities	30,457

Net Assets	$306,746

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$275,905
Accumulated net investment income	821
Accumulated net realized loss on investments	(307)
Net unrealized appreciation on investments	30,327
Net Assets	$306,746

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$25,653
Shares of beneficial interest issued and outstanding	2,303
Redemption price*	$11.14
Maximum sales charge (5.75% of offering price)**	0.68
Maximum offering price to public	$11.82

Class I Shares:
Net assets applicable to shares outstanding	$281,093
Shares of beneficial interest issued and outstanding	25,087
Redemption price	$11.20

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares  within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through November 30, 2013 (Unaudited)

Investment Income:
Dividends	$2,833
Interest	1
Total investment income	2,834

Expenses:
Transfer agent fees and expenses	18,016
Administration fees	16,137
Fund accounting fees	15,533
Offering costs	11,710
Auditing fees	7,359
Legal fees	4,247
Trustees' fees and expenses	2,548
Chief Compliance Officer fees	2,336
Custody fees	2,021
Shareholder reporting fees	2,012
Miscellaneous	976
Advisory fees	842
Insurance fees	510
Registration fees	467
Shareholder Servicing fees (Note 7)	113
Distribution fees - Class A (Note 6)	3

Total expenses	84,830
Advisory fees waived	(842)
Other expenses absorbed	(82,860)
Net expenses	1,128
Net investment income	1,706

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(307)
Net change in unrealized appreciation/depreciation on investments	30,327
Net realized and unrealized gain on investments	30,020

Net Increase in Net Assets from Operations	$31,726

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2013* through November 30, 2013
(Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,706
Net realized loss on investments	(307)
Net change in unrealized appreciation/depreciation on investments	30,327
Net increase in net assets resulting from operations	31,726

Distributions to Shareholders:
From net investment income:
Class A	-
Class I	(885)
Total distributions to shareholders	(885)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,010
Class I	250,010
Reinvestment of distributions:
Class A	-
Class I	885
Net increase in net assets from capital transactions	275,905

Total increase in net assets	306,746

Net Assets:
Beginning of period	-
End of period	$306,746

Accumulated net investment income	$821

Capital Share Transactions:
Shares sold:
Class A	2,303
Class I	25,001
Shares reinvested:
Class A	-
Class I	86
Net increase in capital share transactions	27,390

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period June 28, 2013* through November 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.06
Net realized and unrealized gain on investments	1.08
Total from investment operations	1.14

Net asset value, end of period	$11.14

Total return2	11.40%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	75.00%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(72.50)%	4
After fees waived and expenses absorbed	1.25%	4
Portfolio turnover rate	3%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period June 28, 2013* through November 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	-	2
Net realized and unrealized gain on investments	1.24
Total from investment operations	1.24

Less Distributions:
From net investment income	(0.04)

Net asset value, end of period	$11.20

Total return3	12.38%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$281

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	74.75%	5
After fees waived and expenses absorbed	1.00%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(72.25)%	5
After fees waived and expenses absorbed	1.50%	5
Portfolio turnover rate	3%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.2%
	CONSUMER DISCRETIONARY – 29.0%
24	Buffalo Wild Wings, Inc.*	$3,606
51	Dick's Sporting Goods, Inc.	2,883
65	GNC Holdings, Inc. - Class A	3,912
43	HSN, Inc.	2,468
70	Marriott International, Inc. - Class A	3,291
35	Michael Kors Holdings Ltd.*	2,854
20	O'Reilly Automotive, Inc.*	2,499
90	Penske Automotive Group, Inc.	3,998
37	PetSmart, Inc.	2,742
35	Ross Stores, Inc.	2,676
112	Sally Beauty Holdings, Inc.*	3,152
22	Ulta Salon Cosmetics & Fragrance, Inc.*	2,793
		36,874
	CONSUMER STAPLES – 4.3%
46	Church & Dwight Co., Inc.	3,001
30	Hain Celestial Group, Inc.*	2,481
		5,482
	ENERGY – 4.8%
25	Concho Resources, Inc.*	2,598
60	Gulfport Energy Corp.*	3,506
		6,104
	FINANCIALS – 11.9%
21	Affiliated Managers Group, Inc.*	4,205
17	Alliance Data Systems Corp.*	4,119
71	Portfolio Recovery Associates, Inc.*	4,146
27	WEX, Inc.*	2,680
		15,150
	HEALTH CARE – 14.2%
168	Akorn, Inc.*	4,326
73	Grifols S.A. - ADR	2,507
110	NPS Pharmaceuticals, Inc.*	2,905
30	Salix Pharmaceuticals Ltd.*	2,544
45	Sirona Dental Systems, Inc.*	3,095
27	Teleflex, Inc.	2,654
		18,031
	INDUSTRIALS – 19.3%
73	A.O. Smith Corp.	3,953
52	AMETEK, Inc.	2,560
57	Beacon Roofing Supply, Inc.*	2,119
55	Fortune Brands Home & Security, Inc.	2,398
86	Robert Half International, Inc.	3,322

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
18	Roper Industries, Inc.	$2,335
18	TransDigm Group, Inc.	2,817
28	Triumph Group, Inc.	2,070
32	Watsco, Inc.	3,071
		24,645
	MATERIALS – 1.9%
22	Airgas, Inc.	2,390

	TECHNOLOGY – 6.8%
33	Amphenol Corp. - Class A	2,805
47	Gartner, Inc.*	3,039
61	MAXIMUS, Inc.	2,775
		8,619
	TOTAL COMMON STOCKS (Cost $99,338)	117,295

	SHORT-TERM INVESTMENTS – 18.4%
23,408	Fidelity Institutional Government Portfolio, 0.01%	23,408

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,408)	23,408

	TOTAL INVESTMENTS – 110.6% (Cost $122,746)	140,703
	Liabilities in Excess of Other Assets – (10.6)%	(13,499)

	TOTAL NET ASSETS – 100.0%	$127,204

ADR – American Depository Receipt

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	29.0%
Industrials	19.3%
Health Care	14.2%
Financials	11.9%
Technology	6.8%
Energy	4.8%
Consumer Staples	4.3%
Materials	1.9%
Total Common Stocks	92.2%
Short-Term Investments	18.4%
Total Investments	110.6%
Liabilities in Excess of other assets	(10.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $122,746)	$140,703
Receivables:
Dividends and interest	79
Due from Advisor	2,504
Prepaid expenses	229
Prepaid offering costs	15,359
Total assets	158,874

Liabilities:
Payables:
Shareholder Servicing fees (Note 7)	47
Distribution fees - Class A (Note 6)	1
Transfer agent fees and expenses	8,389
Auditing fees	7,359
Fund accounting fees	6,602
Administration fees	4,677
Trustees' fees and expenses	775
Custody fees	441
Chief Compliance Officer fees	106
Accrued other expenses	3,273
Total liabilities	31,670

Net Assets	$127,204

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$110,020
Accumulated net investment income	82
Accumulated net realized loss on investments	(855)
Net unrealized appreciation on investments	17,957
Net Assets	$127,204

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$10,234
Shares of beneficial interest issued and outstanding	871
Redemption price*	$11.74
Maximum sales charge (5.75% of offering price)**	0.72
Maximum offering price to public	$12.46

Class I Shares:
Net assets applicable to shares outstanding	$116,971
Shares of beneficial interest issued and outstanding	10,001
Redemption price	$11.70

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares  within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF OPERATIONS
For the Period June 28, 2013* through November 30, 2013 (Unaudited)

Investment Income:
Dividends	$621
Interest	1
Total investment income	622

Expenses:
Transfer agent fees and expenses	18,016
Administration fees	16,137
Fund accounting fees	15,533
Offering costs	11,710
Auditing fees	7,359
Legal fees	4,247
Trustees' fees and expenses	2,548
Chief Compliance Officer fees	2,336
Custody fees	2,021
Shareholder reporting fees	2,012
Miscellaneous	976
Insurance fees	510
Registration fees	467
Advisory fees	351
Shareholder Servicing fees (Note 7)	47
Distribution fees - Class A (Note 6)	1

Total expenses	84,271
Advisory fees waived	(351)
Other expenses absorbed	(83,380)
Net expenses	540
Net investment income	82

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(855)
Net change in unrealized appreciation/depreciation on investments	17,957
Net realized and unrealized gain on investments	17,102

Net Increase in Net Assets from Operations	$17,184

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2013* through November 30, 2013
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$82
Net realized loss on investments	(855)
Net change in unrealized appreciation/depreciation on investments	17,957
Net increase in net assets resulting from operations	17,184

Capital Transactions:
Net proceeds from shares sold:
Class A	10,010
Class I	100,010
Net increase in net assets from capital transactions	110,020

Total increase in net assets	127,204

Net Assets:
Beginning of period	-
End of period	$127,204

Accumulated net investment income	$82

Capital Share Transactions:
Shares sold:
Class A	871
Class I	10,001
Net increase in capital share transactions	10,872

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period June 28, 2013* through November 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	-	2
Net realized and unrealized gain on investments	1.74
Total from investment operations	1.74

Net asset value, end of period	$11.74

Total return3	17.40%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	178.69%	5
After fees waived and expenses absorbed	1.40%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(177.37)%	5
After fees waived and expenses absorbed	(0.08)%	5
Portfolio turnover rate	13%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period June 28, 2013* through November 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.01
Net realized and unrealized gain on investments	1.69
Total from investment operations	1.70

Net asset value, end of period	$11.70

Total return2	17.00%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$117

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	178.44%	4
After fees waived and expenses absorbed	1.15%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(177.12)%	4
After fees waived and expenses absorbed	0.17%	4
Portfolio turnover rate	13%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to seek long-term capital appreciation and provide current income. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Funds incurred offering costs of approximately $27,070 each, which are being amortized over a one-year period from June 28, 2013 (commencement of operations).

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period June 28, 2013 (commencement of operations) through November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor”).  Under the terms of the Agreement, the Dividend Growth and Growth Opportunity Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) so they do not exceed 1.25% and 1.00% of average daily net assets of the Dividend Growth Fund’s Class A and Class I shares, respectively until September 30, 2014. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) so they do not exceed 1.40% and 1.15% of average daily net assets of the Growth Opportunity Fund’s Class A and Class I shares, respectively until September 30, 2014.

For the period June 28, 2013 (commencement of operations) through November 30, 2013, the Advisor waived its advisory fees and absorbed other expenses totaling $83,702 and $83,731 for the Dividend Growth and Growth Opportunity Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2013, the amount of these potentially recoverable expenses was $83,702 and $83,731 for the Dividend Growth and Growth Opportunity Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than May 31, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period June 28, 2013 (commencement of operations) through November 30, 2013, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period June 28, 2013 (commencement of operations) through November 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

	Dividend Growth	Growth Opportunity
Cost of investments	$287,981	$122,746

Gross unrealized appreciation	$31,059	$18,484
Gross unrealized depreciation	(732)	(527)
Net unrealized appreciation on investments	$30,327	$17,957

Note 5 – Investment Transactions
For the period June 28, 2013 (commencement of operations) through November 30, 2013, for the Dividend Growth and Growth Opportunity Funds, purchases and sales of investments were as follows:

	Purchases	Sales
Dividend Growth	$274,429	$7,289
Growth Opportunity	111,696	11,504

Note 6 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period June 28, 2013 (commencement of operations) through November 30, 2013 for the Dividend Growth and Growth Opportunity Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period June 28, 2013 (commencement of operations) through November 30, 2013 for the Dividend Growth and Growth Opportunity Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds’ assets carried at fair value:

Dividend Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$297,160	$-	$-	$297,160
Short-Term Investments	21,148	-	-	21,148
Total	$318,308	$-	$-	$318,308

Growth Opportunity	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$117,295	$-	$-	$117,295
Short-Term Investments	23,408	-	-	23,408
Total	$140,703	$-	$-	$140,703

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on June 19-20, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) with respect to the Oak Ridge Dividend Growth Fund (the “Growth Fund”) and the Oak Ridge Growth Opportunity Fund (the “Opportunity Fund”) series of the Trust (each a “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to each Fund and their compensation structure; reports comparing the proposed advisory fee and the estimated total expenses of each Fund compared to those of a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant category (each a “Performance Universe”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the composite performance of the Investment Advisor’s mid-cap growth equity strategy (the “Mid-Cap Growth Portfolio”) and dividend growth strategy (the “Dividend Growth Portfolio”). The Board also considered information provided at an in-person presentation by representatives of the Investment Advisor at a prior meeting.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and each Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for each proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to each Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of each Fund. The Board also considered information included in the meeting materials regarding the performance of the Mid-Cap Growth Portfolio and Dividend Growth Portfolio. The Board noted that the composite total returns of the Mid-Cap Growth Portfolio exceeded the returns of the Russell Mid-Cap Growth Index in 2008, 2010 and 2011, but underperformed relative to the Index in 2009 (by 948 basis points) and 2012 (by 767 basis points).  With respect to the Dividend Growth Portfolio, the Board observed that the composite total returns exceeded the S&P 500 Index in 2011 but underperformed relative to the Index for the period of November 1, 2010, to December 31, 2010 (by 92 basis points) and in 2012 (by 615 basis points).  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund.

Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fee and total expenses proposed to be paid by the Funds, the Board noted that the meeting materials indicated as follows:

•
The investment advisory fee proposed to be paid by the Growth Fund was slightly higher than the median advisory fee of the funds in the Peer Group and the Large Value Expense Universe by five basis points and ten basis points, respectively.  The estimated total annual expenses for the Growth Fund net of fee waivers were slightly higher than the median expenses of the funds in the Peer Group and the Expense Universe (by four basis and 20 basis points, respectively).

•
The investment advisory fee proposed to be paid by the Opportunity Fund was the same as the median advisory fee of the funds in the Peer Group and Mid-Cap Growth Expense Universe.  The estimated total annual expenses for the Opportunity Fund net of fee waivers were slightly higher than the median expenses of the funds in the Peer Group and the Expense Universe (by five basis points and 15 basis points, respectively).

In considering the Funds’ proposed advisory fees, the Board noted that the Investment Advisor anticipated waiving its entire advisory fee with respect to each Fund, in addition to subsidizing a portion of the Fund’s operating expenses, for the first year of the Fund’s operations.  The Board also noted that the proposed investment advisory fee for each Fund was equal to or lower than the Investment Advisor’s advisory fee for separate accounts managed using similar strategies to those that be used to manage the Fund for the first $10 million asset level, but was equal to or higher than the Investment Advisor’s advisory fee for such other separate accounts at higher asset levels.   In considering each Fund’s estimated total expenses, the Board noted that the estimated asset size of each Fund in its first year was significantly smaller than the average asset size of funds in the relevant Peer Group and Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor’s estimated profitability of its relationship with each Fund in its first year of operations, noting that the Investment Advisor anticipated receiving no profit with respect to either Fund during that year.  The Board also noted the potential benefits received by the Investment Advisor as a result of its relationship with the Funds would include not only the advisory fees paid to the Investment Advisor, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of the Funds and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during each Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Oak Ridge Funds
EXPENSE EXAMPLES
For the Periods Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from 6/28/13 (commencement of operations) to 11/30/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2013 (Unaudited)

Dividend Growth	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	6/28/13*	11/30/13	6/28/13* – 11/30/13
Class A	$1,000.00	$1,114.00	$5.64
Class I	1,000.00	1,123.80	4.50
Hypothetical (5% annual return before expenses)^	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A	$1,000.00	$1,018.81	$6.32
Class I	1,000.00	1,020.10	5.02

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 156/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Growth Opportunity	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	6/28/13*	11/30/13	6/28/13* – 11/30/13
Class A	$1,000.00	$1,174.00	$6.50
Class I	1,000.00	1,170.00	5.29
Hypothetical (5% annual return before expenses)^	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A	$1,000.00	$1,018.05	$7.08
Class I	1,000.00	1,019.35	5.77

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 156/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Oak Ridge Dividend Growth Fund
Oak Ridge Growth Opportunity Fund
Each a series of the Investment Managers Series Trust

Advisor
Oak Ridge Investments, LLC
10 South LaSalle Street
Chicago, Illinois 60603

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719
Oak Ridge Growth Opportunity Fund - Class A	OGOAX	46141P 693
Oak Ridge Growth Opportunity Fund - Class I	OGOIX	46141P 685

Privacy Principles of the Oak Ridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds  file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Oak Ridge Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/6/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/6/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/6/2014